Segment and Related Information (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended									12 Months Ended
	Mar. 31, 2014 item	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013 item	Dec. 31, 2012	Dec. 31, 2011
Segment and Related Information
Number of reportable segments	4									4
Information about the revenues, operating results, goodwill and assets
Net interest income (expense)	$ 85,421	$ 88,599	$ 71,916	$ 68,425	$ 67,261	$ 25,168	$ 1,239	$ 1,218	$ 1,217	$ 296,201	$ 28,842	$ 2,064
Provision for loan losses	3,242	2,206	10,658	11,289	13,005	3,800				37,158	3,800
Noninterest income	170,100	182,479	215,095	239,233	213,278	109,691	39,591	38,063	36,887	850,085	224,232	141,650
Noninterest expense	212,629	219,752	216,592	260,400	214,991	115,934	46,792	55,233	37,558	911,735	255,517	155,254
Income (loss) before income taxes	39,650	49,120	59,761	35,969	52,543	15,125	(5,962)	(15,952)	546	197,393	(6,243)	(11,540)
Goodwill	251,808	251,808				253,770				251,808	253,770
Total assets	9,033,432	8,904,122				7,286,865				8,904,122	7,286,865
Operating segment | Banking
Information about the revenues, operating results, goodwill and assets
Net interest income (expense)	79,572				67,624					293,254	24,885
Provision for loan losses	3,228				12,966					37,140	3,670
Noninterest income	16,228				12,253					71,045	4,601
Noninterest expense	60,677				30,679					155,102	16,130
Income (loss) before income taxes	31,895				36,232					172,057	9,686
Goodwill	207,741	207,741				209,703				207,741	209,703
Total assets	8,018,568	7,981,517				6,195,775				7,981,517	6,195,775
Operating segment | Mortgage Origination
Information about the revenues, operating results, goodwill and assets
Net interest income (expense)	(4,139)				(12,003)					(37,840)	(4,987)
Noninterest income	91,763				146,529					537,497	57,618
Noninterest expense	90,632				122,272					472,284	50,296
Income (loss) before income taxes	(3,008)				12,254					27,373	2,335
Goodwill	13,071	13,071				13,071				13,071	13,071
Total assets	1,045,935	1,249,091				1,548,384				1,249,091	1,548,384
Operating segment | Insurance
Information about the revenues, operating results, goodwill and assets
Net interest income (expense)	980				1,059					7,442	4,730	4,915
Noninterest income	42,773				39,376					166,163	154,147	141,650
Noninterest expense	32,341				34,267					166,006	163,585	146,386
Income (loss) before income taxes	11,412				6,168					7,599	(4,708)	179
Goodwill	23,988	23,988				23,988				23,988	23,988
Total assets	315,531	308,160				305,699				308,160	305,699
Operating segment | Financial Advisory
Information about the revenues, operating results, goodwill and assets
Net interest income (expense)	2,629				3,244					12,064	1,191
Provision for loan losses	14				39					18	130
Noninterest income	24,597				22,778					102,714	10,909
Noninterest expense	27,365				25,727					112,360	11,078
Income (loss) before income taxes	(153)				256					2,400	892
Goodwill	7,008	7,008				7,008				7,008	7,008
Total assets	616,743	520,412				592,017				520,412	592,017
Corporate
Information about the revenues, operating results, goodwill and assets
Net interest income (expense)	1,692				(131)					(1,597)	39	(2,851)
Noninterest expense	2,188				2,236					10,439	14,487	8,868
Income (loss) before income taxes	(496)				(2,367)					(12,036)	(14,448)	(11,719)
Total assets	1,364,208	1,316,398				1,241,125				1,316,398	1,241,125
All Other and Eliminations
Information about the revenues, operating results, goodwill and assets
Net interest income (expense)	4,687				7,468					22,878	2,984
Noninterest income	(5,261)				(7,658)					(27,334)	(3,043)
Noninterest expense	(574)				(190)					(4,456)	(59)
Total assets	$ (2,327,553)	$ (2,471,456)				$ (2,596,135)				$ (2,471,456)	$ (2,596,135)